Risk and Uncertainties	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
Risk and Uncertainties

Note 12 – Risk and Uncertainties

Credit Risk

The Company’s principal financial assets are cash and cash equivalents and accounts receivables. The Company’s credit risk is primarily concentrated in its cash which is held with institutions with a high credit worthiness. The Company has not experienced losses on their accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Management believes that the Company is not exposed to any significant credit risk with respect to its cash.

The Company mitigates its credit risk on receivables by actively managing and monitoring its receivables. The Company mitigates credit risk by evaluating the creditworthiness of customers prior to conducting business with them and monitoring its exposure for credit losses with existing customers. Since all accounts receivable as of June 30, 2025 and December 31, 2024 are aged within one year and collected all receivables subsequent to year end, minimum credit risk was noted for accounts receivable.

Vendor concentration risk

As of June 30, 2025 and December 31, 2024, the Company owed 74% and 84% of accounts payable to a key supplier, respectively.

For the six months ended June 30, 2025 and 2024, one vendor accounted for 26% and 31% of our total operating costs, respectively. No other vendor accounts for more than 10% of our total operating costs for the six months ended June 30, 2025 and 2024, respectively.

For the three months ended June 30, 2025 and 2024, one vendor accounted for 25% and 35% of our total operating costs, respectively. No other vendor accounts for more than 10% of our total operating costs for the three months ended June 30, 2025 and 2024, respectively.

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to interest rate risk as its financial liabilities carry interest at fixed rates.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of twelve months, including through operations and financial support from our stockholders and financial institutions. We are continuing to focus on improving operational efficiency and cost reductions and enhancing efficiency, as well as servicing of financial obligations: this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters. Our ability to continue as a going concern is dependent upon obtaining the necessary financing or negotiating the terms of the existing short-term liabilities to meet our current and future liquidity needs.

Note 12 – Risk and Uncertainties

Credit Risk

The Company’s principal financial assets are cash and cash equivalents and accounts receivables. The Company’s credit risk is primarily concentrated in its cash which is held with institutions with a high credit worthiness. The Company has not experienced losses on their accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Management believes that the Company is not exposed to any significant credit risk with respect to its cash.

The Company mitigates its credit risk on receivables by actively managing and monitoring its receivables. The Company mitigates credit risk by evaluating the creditworthiness of customers prior to conducting business with them and monitoring its exposure for credit losses with existing customers. Since all accounts receivable as of December 31, 2024 and 2023 are aged within one year and collected all receivables subsequent to year end, minimum credit risk was noted for accounts receivable.

Vendor concentration risk

As of December 31, 2024 and 2023, the Company owed 84% and 85% of accounts payable to a key supplier, respectively.

For the years ended December 31, 2024, 2023 and 2022, one vendor accounted for 31%, 29% and 32% of our total operating costs, respectively. No other vendor accounts for more than 10% of our total operating costs for the years ended December 31, 2024, 2023 and 2022, respectively.

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to interest rate risk as its financial liabilities carry interest at fixed rates.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of twelve months, including through operations and financial support from our stockholders and financial institutions. We are continuing to focus on improving operational efficiency and cost reductions and enhancing efficiency, as well as servicing of financial obligations: this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters. Our ability to continue as a going concern is dependent upon obtaining the necessary financing or negotiating the terms of the existing short-term liabilities to meet our current and future liquidity needs.